Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Ordinary shares, par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary shares, authorized	6,000,000,000	6,000,000,000
Class A Ordinary Shares
Ordinary shares, issued	444,677,724	6,099,608,450
Ordinary shares, outstanding	444,677,724	6,099,608,450
Class B Ordinary Shares
Ordinary shares, issued	24,481,451	698,562,525
Ordinary shares, outstanding	24,481,451	698,562,525